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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 1/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.3%

 Energy - 5.6%

 Integrated Oil & Gas - 1.5%

 100,838

 Exxon Mobil Corp.

 $

 9,293,230

 150,000

 Occidental Petroleum Corp.

 13,135,500

 $

 22,428,730

 Oil & Gas Exploration & Production - 1.6%

 139,160

 ConocoPhillips

 $

 9,038,442

 426,800

 Marathon Oil Corp.

 13,994,772

 $

 23,033,214

 Oil & Gas Refining & Marketing - 1.3%

 224,000

 Marathon Petroleum Corp.

 $

 19,499,200

 Oil & Gas Storage & Transportation - 1.2%

 483,800

 Spectra Energy Corp.

 $

 17,392,610

 Total Energy

 $

 82,353,754

 Materials - 12.9%

 Commodity Chemicals - 1.4%

 261,000

 LyondellBasell Industries NV

 $

 20,556,360

 Diversified Chemicals - 1.2%

 110,000

 EI du Pont de Nemours & Co.

 $

 6,711,100

 230,000

 The Dow Chemical Co.

 10,467,300

 $

 17,178,400

 Specialty Chemicals - 4.7%

 5,000

 Givaudan SA

 $

 7,398,015

 200,454

 Johnson Matthey Plc

 10,644,405

 720,300

 The Valspar Corp.

 50,622,684

 $

 68,665,104

 Paper Packaging - 0.6%

 227,500

 Sonoco Products Co.

 $

 9,413,950

 Diversified Metals & Mining - 4.2%

 280,000

 BHP Billiton, Ltd. (A.D.R.)

 $

 17,906,000

 255,100

 Compass Minerals International, Inc.

 20,055,962

 600,000

 Freeport-McMoRan Copper & Gold, Inc.

 19,446,000

 71,900

 Rio Tinto Plc (A.D.R.)

 3,821,485

 $

 61,229,447

 Paper Products - 0.8%

 233,100

 International Paper Co.

 $

 11,128,194

 Total Materials

 $

 188,171,455

 Capital Goods - 5.5%

 Industrial Conglomerates - 1.7%

 959,984

 General Electric Co.

 $

 24,124,398

 Industrial Machinery - 3.1%

 1,433,678

 The Gorman-Rupp Co.

 $

 45,633,971

 Trading Companies & Distributors - 0.7%

 193,548

 Wolseley Plc

 $

 10,439,915

 Total Capital Goods

 $

 80,198,284

 Commercial Services & Supplies - 1.8%

 Office Services & Supplies - 0.7%

 202,600

 Mine Safety Appliances Co.

 $

 10,206,988

 Diversified Support Services - 1.1%

 300,000

 G&K Services, Inc.

 $

 16,767,000

 Total Commercial Services & Supplies

 $

 26,973,988

 Automobiles & Components - 1.4%

 Automobile Manufacturers - 1.4%

 1,333,200

 Ford Motor Co.

 $

 19,944,672

 Total Automobiles & Components

 $

 19,944,672

 Consumer Durables & Apparel - 0.6%

 Household Appliances - 0.6%

 400,000

 Electrolux AB

 $

 8,498,817

 Total Consumer Durables & Apparel

 $

 8,498,817

 Consumer Services - 2.9%

 Hotels, Resorts & Cruise Lines - 0.9%

 330,776

 InterContinental Hotels Group Plc

 $

 10,709,518

 69,224

 InterContinental Hotels Group Plc (A.D.R.)

 2,245,627

 $

 12,955,145

 Leisure Facilities - 2.0%

 607,087

 Cedar Fair LP

 $

 30,196,507

 Total Consumer Services

 $

 43,151,652

 Media - 1.0%

 Movies & Entertainment - 0.6%

 450,000

 Regal Entertainment Group

 $

 8,775,000

 Publishing - 0.4%

 114,100

 John Wiley & Sons, Inc. †

 $

 6,177,374

 Total Media

 $

 14,952,374

 Retailing - 1.1%

 Distributors - 1.1%

 188,800

 Genuine Parts Co.

 $

 15,528,800

 Total Retailing

 $

 15,528,800

 Food & Staples Retailing - 0.4%

 Food Retail - 0.4%

 1,000,000

 J Sainsbury Plc

 $

 5,668,431

 Total Food & Staples Retailing

 $

 5,668,431

 Food, Beverage & Tobacco - 11.6%

 Soft Drinks - 1.7%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 16,920,792

 90,700

 PepsiCo., Inc.

 7,288,652

 $

 24,209,444

 Packaged Foods & Meats - 9.9%

 443,300

 Campbell Soup Co.

 $

 18,268,393

 170,000

 General Mills, Inc.

 8,163,400

 457,800

 Hillshire Brands Co.

 16,306,836

 72,108

 John B Sanfilippo & Son, Inc.

 1,669,300

 280,000

 Kellogg Co.

 16,234,400

 450,600

 Kraft Foods Group, Inc.

 23,588,910

 100,000

 McCormick & Co., Inc.

 6,418,000

 769,000

 Mondelez International, Inc.

 25,184,750

 296,082

 The Hershey Co.

 29,430,551

 $

 145,264,540

 Total Food, Beverage & Tobacco

 $

 169,473,984

 Household & Personal Products - 3.5%

 Household Products - 3.5%

 238,500

 Kimberly-Clark Corp.

 $

 26,084,745

 192,210

 The Clorox Co.

 16,966,377

 100,000

 The Procter & Gamble Co.

 7,662,000

 $

 50,713,122

 Total Household & Personal Products

 $

 50,713,122

 Health Care Equipment & Services - 5.5%

 Health Care Equipment - 3.6%

 298,900

 Abbott Laboratories

 $

 10,957,674

 244,100

 Becton Dickinson and Co.

 26,392,092

 1,079,500

 Smith & Nephew Plc

 15,541,626

 $

 52,891,392

 Health Care Distributors - 1.9%

 149,887

 Cardinal Health, Inc.

 $

 10,195,314

 509,300

 Owens & Minor, Inc.

 17,642,152

 $

 27,837,466

 Total Health Care Equipment & Services

 $

 80,728,858

 Pharmaceuticals, Biotechnology & Life Sciences - 6.8%

 Pharmaceuticals - 6.8%

 313,900

 AbbVie, Inc.

 $

 15,453,297

 100,000

 AstraZeneca Plc (A.D.R.)

 6,350,000

 259,300

 Eli Lilly & Co.

 14,004,793

 251,700

 Johnson & Johnson

 22,267,899

 353,405

 Merck & Co., Inc.

 18,719,863

 75,000

 Novartis AG (A.D.R.)

 5,930,250

 426,645

 Pfizer, Inc.

 12,970,008

 149,269

 Zoetis, Inc.

 4,531,807

 $

 100,227,917

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 100,227,917

 Banks - 11.2%

 Diversified Banks - 7.2%

 267,000

 Canadian Imperial Bank of Commerce

 $

 20,773,999

 1,000,000

 Swedbank AB

 26,146,684

 761,700

 US Bancorp/MN

 30,262,341

 622,400

 Wells Fargo & Co.

 28,219,616

 $

 105,402,640

 Regional Banks - 2.3%

 427,900

 BB&T Corp.

 $

 16,007,739

 220,800

 The PNC Financial Services Group, Inc.

 17,637,504

 $

 33,645,243

 Thrifts & Mortgage Finance - 1.7%

 1,028,800

 New York Community Bancorp, Inc.

 $

 16,656,272

 530,000

 People's United Financial, Inc.

 7,531,300

 $

 24,187,572

 Total Banks

 $

 163,235,455

 Diversified Financials - 1.9%

 Other Diversified Financial Services - 1.1%

 361,564

 Bank of America Corp.

 $

 6,056,197

 175,168

 JPMorgan Chase & Co.

 9,697,300

 $

 15,753,497

 Asset Management & Custody Banks - 0.8%

 277,100

 Federated Investors, Inc. (Class B)

 $

 7,451,219

 65,000

 Northern Trust Corp.

 3,914,300

 $

 11,365,519

 Total Diversified Financials

 $

 27,119,016

 Insurance - 3.8%

 Life & Health Insurance - 0.5%

 85,000

 Prudential Financial, Inc.

 $

 7,173,150

 Property & Casualty Insurance - 3.3%

 335,587

 The Chubb Corp.

 $

 28,370,525

 239,272

 The Travelers Companies, Inc.

 19,448,028

 $

 47,818,553

 Total Insurance

 $

 54,991,703

 Real Estate - 0.3%

 Office REIT's - 0.3%

 68,671

 Alexandria Real Estate Equities, Inc.

 $

 4,815,897

 Total Real Estate

 $

 4,815,897

 Software & Services - 1.6%

 IT Consulting & Other Services - 0.6%

 125,000

 Leidos Holdings, Inc.

 $

 5,667,500

 71,428

 Science Applications International Corp.

 2,643,550

 $

 8,311,050

 Systems Software - 1.0%

 400,000

 Microsoft Corp.

 $

 15,140,000

 Total Software & Services

 $

 23,451,050

 Technology Hardware & Equipment - 1.1%

 Computer Hardware - 0.5%

 8,100

 Apple, Inc.

 $

 4,054,860

 125,000

 Hewlett-Packard Co.

 3,625,000

 $

 7,679,860

 Technology Distributors - 0.6%

 96,000

 Anixter International, Inc.

 $

 8,421,120

 Total Technology Hardware & Equipment

 $

 16,100,980

 Semiconductors & Semiconductor Equipment - 6.7%

 Semiconductor Equipment - 0.2%

 86,033

 Cabot Microelectronics Corp. *

 $

 3,468,851

 Semiconductors - 6.5%

 294,684

 Analog Devices, Inc.

 $

 14,224,397

 580,000

 Intel Corp.

 14,233,200

 303,300

 Linear Technology Corp.

 13,508,982

 135,706

 Maxim Integrated Products, Inc.

 4,106,464

 550,500

 Microchip Technology, Inc.

 24,695,430

 500,000

 NVIDIA Corp.

 7,850,000

 354,200

 Xilinx, Inc.

 16,441,964

 $

 95,060,437

 Total Semiconductors & Semiconductor Equipment

 $

 98,529,288

 Telecommunication Services - 1.3%

 Integrated Telecommunication Services - 0.4%

 2,400,000

 Singapore Telecommunications, Ltd.

 $

 6,635,338

 Wireless Telecommunication Services - 0.9%

 346,784

 Vodafone Group Plc (A.D.R.)

 $

 12,851,815

 Total Telecommunication Services

 $

 19,487,153

 Utilities - 11.8%

 Electric Utilities - 4.2%

 287,150

 American Electric Power Co., Inc.

 $

 14,015,792

 182,600

 Duke Energy Corp.

 12,895,212

 119,900

 NextEra Energy, Inc.

 11,022,407

 200,000

 Northeast Utilities

 8,760,000

 200,000

 The Southern Co.

 8,248,000

 200,000

 Westar Energy, Inc.

 6,634,000

 $

 61,575,411

 Gas Utilities - 3.5%

 370,500

 AGL Resources, Inc.

 $

 17,702,490

 239,700

 National Fuel Gas Co.

 18,063,792

 655,000

 Questar Corp.

 15,274,600

 $

 51,040,882

 Multi-Utilities - 3.5%

 295,000

 Alliant Energy Corp.

 $

 15,328,200

 498,500

 Ameren Corp.

 18,863,240

 314,372

 Consolidated Edison, Inc.

 17,104,981

 $

 51,296,421

 Water Utilities - 0.6%

 200,000

 American Water Works Co, Inc.

 $

 8,514,000

 Total Utilities

 $

 172,426,714

 TOTAL COMMON STOCKS

 (Cost $1,063,222,031)

 $

 1,466,743,364

 TOTAL INVESTMENT IN SECURITIES - 100.3%

 (Cost $1,063,222,031) (a)

 $

 1,466,743,364

 OTHER ASSETS & LIABILITIES - (0.3)%

 $

 (4,359,221)

 TOTAL NET ASSETS - 100.0%

 $

 1,462,384,143

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At January 31, 2014, the net unrealized gain on investments based on cost for federal income tax purposes of $1,048,976,804 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 423,179,837

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,413,277)

 Net unrealized appreciation

 $

 417,766,560

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Portfolio's investments:

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Equity Income Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 1, 2014 * Print the name and title of each signing officer under his or her signature.